Subsequent Events (Details Textual)			1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 09, 2017 USD ($) $ / shares shares	Feb. 08, 2017 $ / shares shares	Mar. 31, 2017 USD ($)	Feb. 15, 2017 USD ($)	Jan. 31, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) Individual	Dec. 31, 2015 USD ($)	Oct. 27, 2016 shares
Subsequent Event [Line Items]
Loss on sale of real estate, net			$ 29,488				$ (87,967)	$ (5,476)
Redemption of members equity					$ 2,120,000
Maximum number of common shares reserved for grant of awards under the Plan | shares									1,500,000
Number of individuals eligible to participate in the Plan | Individual							5
Gross proceeds from Initial public offering						$ 13,000,000
IPO
Subsequent Event [Line Items]
Initial public offering (in shares) | shares	2,600,000
Initial public offering price per share | $ / shares	$ 5.00
Gross proceeds from Initial public offering	$ 13,000,000
Fees and commission	$ 11,200,000			$ 11,100,000
Common Shares
Subsequent Event [Line Items]
Conversion of members' equity into common stock (in shares) | shares		6,283,237				6,283,237
Conversion of members' equity into common stock par value | $ / shares		$ 0.001
Initial public offering (in shares) | shares						2,600,000
Executive officers
Subsequent Event [Line Items]
Number of individuals eligible to participate in the Plan | Individual							2
Independent Directors
Subsequent Event [Line Items]
Number of individuals eligible to participate in the Plan | Individual							3